Related Parties - Schedule of Transactions with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Purchases	$ 623,691	$ 917,051	$ 1,639,583
Sales	237,071	738,317	882,877
Other gain/(loss)	(701,827)	(854,709)	2,364
Financing provided(received), net	(204)	3,902	944,530
Receivable from	56,792	420,462
Payable to	(106,964)	(191,505)
Total outstanding, net	(50,172)	228,957
Related Metallurgical Plants [Member]
Related Party Transaction [Line Items]
Purchases	613,364	874,135	1,555,754
Sales	168,956	413,958	397,049
Other gain/(loss)	(517,685)	(853,911)	2,364
Financing provided(received), net			944,530
Receivable from	30,477	253,605
Payable to	(75,448)	(188,624)
Total outstanding, net	(44,971)	64,981
Metallurg-Trust [Member]
Related Party Transaction [Line Items]
Purchases		441	1,403
Sales	61,066	316,017	422,989
Other gain/(loss)	(195,656)
Financing provided(received), net
Receivable from	4	155,627
Payable to	(1)	(16)
Total outstanding, net	3	155,611
TPTU [Member]
Related Party Transaction [Line Items]
Purchases	5,888	5,210	5,664
Sales	161	209	11
Other gain/(loss)
Financing provided(received), net
Receivable from	5	19
Payable to	(560)	(560)
Total outstanding, net	(555)	(541)
TRMZ [Member]
Related Party Transaction [Line Items]
Purchases	2,063	4,509	4,446
Sales	1,879	1,630	1,629
Other gain/(loss)
Financing provided(received), net
Receivable from	253	265
Payable to	(1,176)	(2,108)
Total outstanding, net	(923)	(1,843)
Somani [Member]
Related Party Transaction [Line Items]
Purchases	1,420
Sales		6,144
Other gain/(loss)
Financing provided(received), net
Receivable from	1,231	6,144
Payable to
Total outstanding, net	1,231	6,144
Calridge Ltd. [Member]
Related Party Transaction [Line Items]
Purchases
Sales	1
Other gain/(loss)	564
Financing provided(received), net
Receivable from	3,863
Payable to
Total outstanding, net	3,863
Port Vanino [Member]
Related Party Transaction [Line Items]
Purchases
Sales	4,010
Other gain/(loss)	11,638
Financing provided(received), net	(204)
Receivable from	2,244
Payable to	(221)
Total outstanding, net	2,023
Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Purchases
Sales
Other gain/(loss)
Financing provided(received), net
Receivable from
Payable to	(29,466)
Total outstanding, net	(29,466)
Other Related Parties [Member]
Related Party Transaction [Line Items]
Purchases	956	405	202
Sales	998	359	10
Other gain/(loss)	(688)	(798)
Financing provided(received), net		3,902
Receivable from	18,715	4,802
Payable to	(92)	(197)
Total outstanding, net	18,623	4,605
Usipar [Member]
Related Party Transaction [Line Items]
Purchases		32,351	72,114
Sales			61,189
Other gain/(loss)
Financing provided(received), net
Receivable from
Payable to
Total outstanding, net